Employee Benefits	12 Months Ended
Mar. 31, 2013
Employee Benefits [Abstract]
Employee Benefits

12. Employee Benefits

The Company contributes to a state pension scheme run by the Chinese government in respect of its employees in China. The expense of $492, $331 and $306 included in the consolidated statements of operations related to this plan, which is calculated at the range of 8% to 14% of the average monthly salary, was provided for the years ended March 31, 2011, 2012 and 2013, respectively.